Radnor Financial Center

150 N. Radnor Chester Road

Radnor, Pennsylvania 19087

Phone:         484-583-8083

Fax:             484-583-8448

E-Mail:       Lisa.Matson@LFG.com

VIA EDGAR

July 19, 2013

Alberto Zapata

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

File Nos.:     33-70742; 811-08090

Registrant:  Lincoln Variable Insurance Products Trust (the “Trust”)

   Funds:

      LVIP American Century VP Mid Cap Value RPM Fund

      LVIP VIP Mid Cap RPM Portfolio

      LVIP Invesco V.I. Comstock RPM Fund

      LVIP Invesco V.I. Equity and Income RPM Fund

      LVIP Clearbridge Variable Appreciation RPM Fund

      LVIP Clearbridge Equity Income RPM Fund

      LVIP Franklin Mutual Shares Securities RPM Fund

      LVIP SSgA International RPM Fund

      (the “New Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 147 (the “Amendment”) to the Registration Statement on Form N-1A of the above referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish the eight New Funds as new series of the Trust.

Each of the New Funds is a fund of funds with one single, unaffiliated underlying fund and a risk management strategy, with prospectuses similar to existing funds within the Trust, and to Trust prospectuses describing a risk portfolio management strategy.

Your consideration of this filing is much appreciated. Please contact the undersigned at 484-583-8083 with your comments.

Sincerely,

/s/ Lisa L. B. Matson

Lisa L.B. Matson

Senior Counsel – Funds Management

cc: Jill R. Whitelaw, Esq.